SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets, Beginning balance	$ 6,162	$ 6,159
Addition	5,799	3
Deferred tax assets, ending balance	$ 11,961	$ 6,162